Geographic Areas	12 Months Ended
Dec. 31, 2017
Geographic Areas
Geographic Areas

NOTE 18.  Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made.

				Property, Plant and
	Net Sales			Equipment - net
(Millions)	2017	2016	2015	2017	2016
United States	$12,372	$12,188	$12,049	$4,891	$4,914
Asia Pacific	9,809	8,847	9,041	1,672	1,573
Europe, Middle East and Africa	6,456	6,163	6,228	1,798	1,512
Latin America and Canada	3,033	2,901	2,982	505	517
Other Unallocated	(13)	10	(26)	—	—
Total Company	$31,657	$30,109	$30,274	$8,866	$8,516

Asia Pacific included China/Hong Kong net sales to customers of $3.255 billion, $2.799 billion and $2.945 billion in 2017, 2016, and 2015, respectively. China/Hong Kong net property, plant and equipment (PP&E) was $541 million and $520 million at December 31, 2017 and 2016, respectively.